SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Dec. 31, 2019
Customer relationships
Intangible assets
Estimated useful life	3 years 10 months 20 days
Software
Intangible assets
Estimated useful life	3 years 5 months 1 day
Domain name
Intangible assets
Estimated useful life	10 years
Brand name
Intangible assets
Estimated useful life	20 years
Others
Intangible assets
Estimated useful life	2 years 2 months 23 days